SIGNIFICANT ACCOUNTING POLICIES (Tables) (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
Shareholders Equity [Line Items]
Schedule of Property, Plant and Equipment Estimated Useful Lives
years

Buildings	25
Machinery and equipment	4 - 10 (mainly 10)
Motor vehicles	6 - 7
Office furniture and equipment	3 - 17 (mainly 7)
Software	3